Other Operating Income (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income [abstract]
Government grants	[1]	¥ 35,944	¥ 61,296	¥ 69,678
Rental income from investment property		81,923	81,608	76,381
Others		7,438	5,772	4,655
Other operating income		¥ 125,305	¥ 148,676	¥ 150,714

[1]	Government grants. Grants related to R&D, other tax refund and subsidies are included in the government grants line item. There are no unfulfilled conditions or other contingencies attaching to these grants.